Deferred income tax assets and liabilities (Summarized information of expiry dates of tax losses) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 19,919,286	¥ 10,917,409
Within 1 year [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,415,361	1,400,289
After 1 year but within 2 years
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,649,192	2,124,756
Between 2 to 3 years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,794,796	2,421,087
More than 3 years but no more than 4 years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,937,943	2,966,842
More than 4 years but no more than 5 years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 10,121,994	¥ 2,004,435